STOCK-BASED COMPENSATION - Stock options (Details) - Employee stock options.		12 Months Ended
	Jan. 01, 2021 Options $ / shares shares	Dec. 31, 2021 CAD ($) Options shares	Dec. 31, 2021 CAD ($) Options shares	Dec. 31, 2021 CAD ($) Options shares	Dec. 31, 2021 CAD ($) Options $ / shares shares	Dec. 31, 2021 CAD ($) Options shares	Dec. 31, 2020 CAD ($) Options	Dec. 31, 2020 CAD ($) Options	Dec. 31, 2020 CAD ($) Options shares	Dec. 31, 2020 CAD ($) Options $ / shares	Dec. 31, 2020 CAD ($) Options
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)			5.00%
Maximum number of common shares reserved for issuance | shares		38,700,000	38,700,000	38,700,000	38,700,000	38,700,000
Number of stock options vested within 30 days of grant date | shares				397,688					395,164
Vesting period							3 years
Number of stock options
Outstanding, beginning of year | Options	3,421,404					3,421,404					4,122,300
Granted during the year			1,590,750			1,590,750		1,583,150			1,583,150
Exercised during the year | Options						(471,765)					(2,170,460)
Forfeited during the year | Options						(57,448)					(113,586)
Outstanding, end of year | Options						4,482,941					3,421,404
Options exercisable, end of year | Options		2,077,187	2,077,187	2,077,187	2,077,187	2,077,187	852,588	852,588	852,588	852,588	852,588
Weighted average exercise price
Options outstanding, beginning of year	$ 65.27				$ 65.27					$ 54.86
Granted during the year					89.59					80.04
Exercised during the year					58.40					56.33
Forfeited during the year					80.35					63.88
Options outstanding, end of year					74.43					65.27
Options exercisable, end of year					68.28					60.61
Average share price of common shares					$ 76.00					$ 87.92
Fair value at grant date | $		$ 18.95	$ 18.95	$ 18.95	$ 18.95	$ 18.95	$ 13.68	$ 13.68	$ 13.68	$ 13.68	$ 13.68
Common stock reserved for future issuance | shares		4,482,941	4,482,941	4,482,941	4,482,941	4,482,941
Number of common shares available for grant | shares		5,068,748	5,068,748	5,068,748	5,068,748	5,068,748
Maximum
Share based compensation
Option term (expiration period)		5 years
Vesting period		3 years
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares	410,306
Vesting period	3 years
Number of stock options
Granted during the year | Options	1,641,225